Consolidated Balance Sheets (Parentheticals) - € / shares	Dec. 31, 2016	Dec. 31, 2015
Common Stock, Par Value Per Share (in EUR per share)	€ 0.13	€ 0.13
Common Stock, Shares, Issued (in shares)	29,098,144	25,753,989
Common Stock, Shares, Outstanding (in shares)	28,727,616	25,383,461
Treasury Stock, Shares (in shares)	370,528	370,528